Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Beginning Balance	¥ 4,021,965	¥ 3,614,322	¥ 3,414,178
Total other comprehensive income (loss)	(16,139)	206,038	135,693
Ending Balance	4,171,783	4,021,965	3,614,322
Net unrealized gains (losses) on investment in securities
Beginning Balance	(250,806)	(183,034)	(72,892)
Net unrealized gains (losses)	(152,264)	(69,102)	(109,745)
Reclassification adjustment included in net income, net of tax	(844)	1,340	(421)
Total other comprehensive income (loss)	(153,108)	(67,762)	(110,166)
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	10	(24)
Ending Balance	(403,914)	(250,806)	(183,034)
Impact of changes in policy liability discount rate
Beginning Balance	257,785	164,516	37,536
Net unrealized gains (losses)	158,339	93,269	126,980
Total other comprehensive income (loss)	158,339	93,269	126,980
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	416,124	257,785	164,516
Debt Valuation Adjustments
Beginning Balance	84	275	221
Net unrealized gains (losses)	(32)	(177)	67
Reclassification adjustment included in net income, net of tax	(3)	(14)	(13)
Total other comprehensive income (loss)	(35)	(191)	54
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	49	84	275
Defined benefit pension plans
Beginning Balance	9,670	(3,617)	(8,072)
Net unrealized gains (losses)	5,572	13,559	4,659
Reclassification adjustment included in net income, net of tax	(444)	(266)	(211)
Total other comprehensive income (loss)	5,128	13,293	4,448
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	7	6	(7)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	14,791	9,670	(3,617)
Foreign currency translation adjustments
Beginning Balance	324,208	155,912	61,914
Net unrealized gains (losses)	(37,786)	163,062	90,616
Reclassification adjustment included in net income, net of tax	17,726	10,242	4,091
Total other comprehensive income (loss)	(20,060)	173,304	94,707
Transaction with noncontrolling interests	136	11	2,903
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(323)	4,816	3,637
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(50)	203	(25)
Ending Balance	304,657	324,208	155,912
Net unrealized gains (losses) on derivative instruments
Beginning Balance	16,207	22,083	2,788
Net unrealized gains (losses)	(15,269)	(2,928)	18,232
Reclassification adjustment included in net income, net of tax	8,866	(2,947)	1,438
Total other comprehensive income (loss)	(6,403)	(5,875)	19,670
Transaction with noncontrolling interests	0	(176)	1,493
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	213	(175)	1,868
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	9,591	16,207	22,083
AOCI Attributable to Parent
Beginning Balance	357,148	156,135	21,495
Total other comprehensive income (loss)	(16,139)	206,038	135,693
Transaction with noncontrolling interests	136	(165)	4,396
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(103)	4,647	5,498
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(50)	213	(49)
Ending Balance	¥ 341,298	¥ 357,148	¥ 156,135